Summary of changes in ROU assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 255,463	$ 157,540
Balance at ending of year	124,169	255,463	$ 157,540
Current lease liability	110,109	128,559	121,500
Non-current lease liability	19,167	130,722	54,162
Total lease liabilities	129,276	259,281	175,662
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right of use asset	484,448	613,691	400,829
Less: amortization for the period	(360,279)	(358,228)	(243,290)
Balance at end of year	124,169	255,463	157,540
Amortization [member]
IfrsStatementLineItems [Line Items]
Less: amortization for the period	(79,823)	(114,759)	(119,367)
Balance at beginning of year	255,463	157,540	276,907
Additions		212,682
Modification		212,682
Less: derecognition of lease	(51,471)
Balance at ending of year	$ 124,169	$ 255,463	$ 157,540